UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA ULTRA SHORT-TERM BOND FUND - SEMIANNUAL REPORT FOR PERIOD ENDED
JUNE 30, 2011


[LOGO OF USAA]
    USAA(R)

                                    [GRAPHIC OF USAA ULTRA SHORT-TERM BOND FUND]

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       SEMIANNUAL REPORT
       USAA ULTRA SHORT-TERM BOND FUND
       JUNE 30, 2011

 ===========================================

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

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PRESIDENT'S MESSAGE

"IN MY VIEW, THE REPORTING PERIOD IS A REMINDER    [PHOTO OF DANIEL S. McNAMARA]
THAT SOME OF THE GREATEST INVESTMENT CHALLENGES
ARE UNFORESEEN"

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AUGUST 2011

The six-month reporting period was dominated by a series of dramatic global events. At the beginning of January, it was widely believed that the U.S. economy was solidly on the road to recovery. However, investor confidence faltered as political unrest emerged in Tunisia and spread to other nations in North Africa and the Middle East. Oil prices rose in response, threatening to derail global economic growth.

Meanwhile, the U.S. economic recovery slowed. Home prices softened in many markets as mortgage lenders renewed their foreclosure filings. At the same time, the employment picture remained cloudy at best. While jobs were created during the period, the slow pace of job growth did not allow the U.S. unemployment rate to improve.

During March, Japan experienced a massive earthquake followed by a tsunami. The terrible toll on human life and on that nation's infrastructure, including emergencies at some nuclear power plants, led to speculation about the potential impact of the disaster on companies that do business in or with Japan. It also led to supply disruptions that slowed worldwide economic growth during the second quarter. As of this writing, the impact on the financial markets has been minimal.

Throughout the reporting period, a steady stream of bad news emanated from European peripheral nations. Indeed, the health of the entire global financial system has been stressed by the European Union's (EU) fiscal challenges. Despite loan packages from the EU and the International Monetary Fund, some European countries continue to struggle with large debt burdens, in both the public and private sectors, and growing social unrest in response to austerity measures.

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

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Amidst all this turmoil, the financial markets produced solid results. Most notable was investors' "risk on, risk off" behavior as they shifted back and forth between the perceived safety of U.S. Treasuries and the higher expected returns of riskier securities such as stocks. Overall, however, stocks took matters in stride, largely because of better-than-expected corporate earnings. U.S. corporate profits have been strong and many companies are well positioned to weather the economic uncertainties.

In the taxable bond market, investors continued to seek income wherever they could find it. As promised, the Federal Reserve (the Fed) ended its "QE2" program of purchasing $600 billion of long-term U.S. Treasuries. While many observers had expected Treasury prices to fall in anticipation of the Fed's exit from the market, prices remained higher than expected (and yields lower), perhaps as a result of flight-to-safety buying related to Europe's debt woes. At the same time, investors continued to bid up securities which pay a premium to U.S. Treasuries (corporate bonds, for example) and these sectors did well.

In my view, the reporting period is a reminder that some of the greatest investment challenges are unforeseen. All the more reason, I believe, to remain vigilant and to make decisions based on the tenets of a long-term investment plan, not the noise of the latest headline. At USAA Investment Management Company, we will work hard to help you meet your goals. We are proud of what we have been able to achieve for our shareholders in all kinds of market environments. From all of us here at USAA, we thank you for your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

  Portfolio of Investments                                                    9

  Notes to Portfolio of Investments                                          17

  Financial Statements                                                       20

  Notes to Financial Statements                                              23

EXPENSE EXAMPLE                                                              33

ADVISORY AGREEMENT                                                           35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

PROVIDE HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

The Fund's principle investment strategy is to normally invest at least 80% of the Fund's assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months or less.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Investment Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA ULTRA SHORT-TERM BOND FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund provided a total return of 1.30% for the period from December 31, 2010 through June 30, 2011. This compares to the return of 0.56% for the Lipper Ultra Short Funds Index.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Optimism about the global economic recovery, which pervaded the financial markets at the beginning of the reporting period, faded as new risks proliferated. Among them: political unrest in the Middle East, sovereign debt concerns among European Union peripheral nations, and Japan's combined earthquake, tsunami, and nuclear power plant disaster. The U.S. economy also hit a soft patch during the reporting period, after posting strong growth in the second half of 2010. Despite these concerns, credit spreads - the risk premium investors receive over risk-free U.S. Treasuries - narrowed.

    Late in the reporting period, when Greece's debt problems flared anew, spreads widened as investors competed for a shrinking supply

    Refer to page 6 for benchmark definitions.

    Past performance is no guarantee of future results.

================================================================================

2  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    of U.S. Treasuries. Although a major credit agency put U.S. government debt on its watch list, U.S. Treasuries are still favored by investors during flights to quality. After the Greek parliament passed austerity measures and the crisis eased, U.S. Treasury prices declined and spreads narrowed significantly. On June 30th, the Federal Reserve (the Fed) ended its quantitative easing program (QE2) in which it had purchased $600 billion in U.S. Treasuries in the open market. Short-term interest rates stayed at near-historic lows with the overnight federal funds target rate remaining anchored between zero and 0.25%.

o   WHAT WERE YOUR STRATEGIES FOR THE FUND?

    The Fund was designed to complement an investor's cash holdings, while generating a higher yield than a money market with less volatility than a short-term bond fund. During the reporting period, we continued to favor sectors in which we found value, primarily investment-grade securities such as asset-backed and commercial mortgage-backed securities. We believe these sectors continue to offer a strong relative value and diversification benefits.

    Capitalizing on the experience of our municipal bond team, we also purchased a number of high-quality tax-exempt and taxable municipal bonds at attractive yields. Many of these issues had declined in response to differing and media-fueled opinions about the financial health of state and municipal issuers. We recognize that municipal finances are under stress; however, most states and municipalities are taking action to reduce expenses and raise revenue. The Fund benefited from these investments when the municipal bond market rallied during the second half of the reporting period.

    As interest rates rise, existing bond prices fall. o Mortgage-backed securities have prepayment, credit, interest rate, and extension risks. Generally, when interest rates decline, prepayments accelerate beyond the initial pricing assumptions and may cause the average life of the securities to shorten. Also the market value may decline when interest rates rise because prepayments decrease beyond the initial pricing assumptions and may cause the average life of the securities to extend.

    You will find a complete list of securities that the Fund owns on pages
    9-16.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    The Fund had a weighted average maturity (WAM) at the end of the reporting period of slightly more than one year at 1.11 years. The portfolio's duration, which is a measure of its sensitivity to changes in interest rates, was 1.03 years.

o   WHAT IS YOUR OUTLOOK?

    In our opinion, the U.S. economy is likely to continue its slow-growth expansion. Given the disappointing speed of the economic rebound, we expect the Fed to maintain its accommodative interest rate policy until mid 2012. In the absence of unanticipated market disruptions, we expect credit and interest rate conditions to remain tight. Meanwhile, we expect energy prices, weak employment data, and softness in the housing market to continue to weigh on investor sentiment.

    To manage your Fund, we will continue to rely on the experience of our research analysts. In addition to helping identify attractive investment opportunities for the Fund, they will analyze and monitor all of the portfolio's holdings as we strive to provide you with a diversified bond fund that has an acceptable risk.

    We appreciate your continued confidence in us.

    Diversification does not guarantee a profit or prevent a loss.

    The Fund is subject to various risks including Real Estate Investment Trusts (REIT), Exchange Traded Funds (ETFs), and derivative risk. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Exchange Traded Funds (ETFs) are subject to risks similar to those of stocks. The derivative risk is that it is not well-correlated with the security, index, or currency to which it relates. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost.

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4  | USAA ULTRA SHORT-TERM BOND FUND

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INVESTMENT OVERVIEW

USAA ULTRA SHORT-TERM BOND FUND* (Ticker Symbol: UUSTX)

------------------------------------------------------------------------------------------
                                                        6/30/11                12/31/10
------------------------------------------------------------------------------------------
Net Assets                                          $184.5 Million           $82.7 Million
Net Asset Value Per Share                               $10.03                   $9.97
Dollar-Weighted Average Portfolio Maturity             1.11 Year               1.0 Year

------------------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/11**
------------------------------------------------------------------------------------------
      12/31/10 to 6/30/11                                   Since Inception 10/18/10
            1.30%                                                     1.20%

------------------------------------------------------------------------------------------
    30-DAY SEC YIELD***                                   EXPENSE RATIO****
------------------------------------------------------------------------------------------
      As of 6/30/11                               Before Reimbursement         1.13%
          1.33%                                   After Reimbursement          0.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* THE USAA ULTRA SHORT-TERM BOND FUND COMMENCED OPERATIONS ON OCTOBER 18, 2010, AND DOES NOT HAVE A FULL CALENDAR YEAR OF PERFORMANCE.

** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS RETURN IS CUMULATIVE.

*** CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**** USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.60% OF THE FUND'S AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     USAA ULTRA           LIPPER ULTRA-SHORT      CITIGROUP U.S. T-BILL
                SHORT-TERM BOND FUND          FUND INDEX              3-MONTH INDEX
10/31/2010           $10,000.00               $10,000.00               $10,000.00
11/30/2010             9,990.51                 9,999.63                10,001.18
12/31/2010             9,990.55                10,001.43                10,002.47
 1/31/2011            10,010.25                10,010.36                10,003.67
 2/28/2011            10,032.31                10,022.47                10,004.80
 3/31/2011            10,043.36                10,028.04                10,006.00
 4/30/2011            10,075.82                10,046.48                10,007.05
 5/31/2011            10,117.41                10,055.32                10,007.83
 6/30/2011            10,119.72                10,057.04                10,008.33

                                   [END CHART]

                         *Data from 10/31/10 to 6/30/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Ultra Short-Term Bond Fund to the following benchmarks:

o The unmanaged Citigroup U.S. Treasury Bill 3-Month Index represents the total return received by investors of 3-month U.S. Treasury securities.

o The unmanaged Lipper Ultra Short Fund Index tracks the total return performance of the 10 largest funds within the Lipper Ultra Short Obligations Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the Citigroup U.S. Treasury Bill 3-Month Index and the Lipper Ultra Short Fund Index is calculated from the end of the month, October 31, 2010, while the Fund's inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

6  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

                         o PORTFOLIO MIX -- 6/30/2011 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                      39.0%
MUNICIPAL BONDS                                                            23.4%
VARIABLE-RATE DEMAND NOTES                                                 12.2%
ASSET-BACKED SECURITIES                                                    11.5%
EURODOLLAR AND YANKEE OBLIGATIONS                                           8.4%
COMMERCIAL MORTGAGE SECURITIES                                              5.3%
MONEY MARKET FUNDS                                                          1.8%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                     o PORTFOLIO RATINGS MIX -- 6/30/2011 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        11.5%
AA                                                                         24.0%
A                                                                          11.5%
BBB                                                                        30.9%
BELOW INVESTMENT-GRADE                                                      5.0%
UNRATED                                                                     1.5%
SECURITIES WITH SHORT-TERM INVESTMENT GRADE RATINGS                        15.6%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Securities with short-term investment-grade ratings represent the two highest short-term credit ratings. The below investment-grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 9-16.

================================================================================

8  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (39.0%)

            CONSUMER DISCRETIONARY (2.7%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (1.1%)
   $2,000   Nissan Motor Acceptance Corp.(a)                   3.25%     1/30/2013     $  2,045
                                                                                       --------
            CABLE & SATELLITE (1.2%)
    2,000   Charter Communications Operating, LLC(a)           8.00      4/30/2012        2,090
                                                                                       --------
            HOUSEHOLD APPLIANCES (0.4%)
      750   Stanley Black and Decker(b)                        4.90     11/01/2012          784
                                                                                       --------
            Total Consumer Discretionary                                                  4,919
                                                                                       --------
            ENERGY (5.1%)
            -------------
            INTEGRATED OIL & GAS (0.4%)
      700   Murphy Oil Corp.                                   6.38      5/01/2012          729
                                                                                       --------
            OIL & GAS DRILLING (0.6%)
    1,000   Nabors Industries, Inc.                            5.38      8/15/2012        1,036
                                                                                       --------
            OIL & GAS REFINING & MARKETING (0.7%)
      550   Valero Energy Corp.                                6.70      1/15/2013          593
      755   Valero Energy Corp.(b)                             4.75      6/15/2013          803
                                                                                       --------
                                                                                          1,396
                                                                                       --------
            OIL & GAS STORAGE & TRANSPORTATION (3.4%)
    1,205   Duke Capital Corp., LLC                            5.50      3/01/2014        1,320
      605   Enterprise Products Operating, LLC                 5.65      4/01/2013          649
    1,500   Gulf South Pipeline Co., LP(a)                     5.75      8/15/2012        1,561
      550   Kaneb Pipe Line Operating Partnership, LP          5.88      6/01/2013          589
    2,000   Rockies Express Pipeline, LLC(a)                   6.25      7/15/2013        2,147
                                                                                       --------
                                                                                          6,266
                                                                                       --------
            Total Energy                                                                  9,427
                                                                                       --------
            FINANCIALS (19.3%)
            ------------------
            DIVERSIFIED BANKS (5.1%)
    3,500   Abbey National Treasury Services                   1.57(c)   4/25/2013        3,502
    2,000   Lloyds TSB Bank plc                                2.62(c)   1/24/2014        2,029
    2,000   Societe Generale(a)                                2.50      1/15/2014        1,992
    2,000   Wachovia Corp.                                     0.61(c)  10/28/2015        1,902
                                                                                       --------
                                                                                          9,425
                                                                                       --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
            DIVERSIFIED CAPITAL MARKETS (0.6%)
   $1,000   Deutsche Bank AG                                   4.88%     5/20/2013     $  1,063
                                                                                       --------
            INVESTMENT BANKING & BROKERAGE (0.9%)
    1,500   Credit Suisse New York                             5.00      5/15/2013        1,602
                                                                                       --------
            LIFE & HEALTH INSURANCE (3.5%)
    1,642   MetLife Global Funding I(a)                        5.13      4/10/2013        1,748
      725   MetLife Global Funding I(a)                        5.13      6/10/2014          793
    1,500   MetLife Institutional Fund(a)                      1.20(c)   4/04/2014        1,504
      350   Pricoa Global Funding I(a)                         5.40     10/18/2012          368
      365   Pricoa Global Funding I(a)                         5.30      9/27/2013          396
      850   Principal Life Income Fundings Trust               5.30     12/14/2012          902
      814   Prudential Financial, Inc.                         5.15      1/15/2013          859
                                                                                       --------
                                                                                          6,570
                                                                                       --------
            MULTI-LINE INSURANCE (0.4%)
      800   Hartford Financial Services Group, Inc.            5.25     10/15/2011          810
                                                                                       --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
    1,000   General Electric Capital Corp.                     0.86(c)   1/07/2013        1,005
      600   General Electric Capital Corp.(b)                  1.88      9/16/2013          607
      900   General Electric Capital Corp.                     1.25(c)   9/23/2013          911
                                                                                       --------
                                                                                          2,523
                                                                                       --------
            PROPERTY & CASUALTY INSURANCE (0.3%)
      500   Xl Capital Finance plc                             6.50      1/15/2012          514
                                                                                       --------
            REGIONAL BANKS (0.3%)
      500   PNC Funding Corp.                                  0.47(c)   1/31/2014          497
                                                                                       --------
            REITs - DIVERSIFIED (1.3%)
      250   Liberty Property, LP                               6.38      8/15/2012          263
    2,000   Washington REIT                                    5.25      1/15/2014        2,156
                                                                                       --------
                                                                                          2,419
                                                                                       --------
            REITs - OFFICE (1.7%)
      500   Duke Realty, LP                                    5.45     10/01/2012          518
      500   HRPT Properties Trust                              6.50      1/15/2013          519
      525   Mack-Cali Realty, LP                               5.25      1/15/2012          536
    1,500   Mack-Cali Realty, LP                               4.60      6/15/2013        1,581
                                                                                       --------
                                                                                          3,154
                                                                                       --------
            REITs - RESIDENTIAL (0.6%)
    1,000   UDR, Inc.                                          5.50      4/01/2014        1,072
                                                                                       --------
            REITs - RETAIL (2.5%)
      350   Kimco Realty Corp.                                 6.00     11/30/2012          371
    1,450   Kimco Realty Corp.                                 4.82      6/01/2014        1,550
      500   Weingarten Realty Investors                        5.26      5/15/2012          510

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10  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
   $2,200   Weingarten Realty Investors                        5.65%     1/15/2013     $  2,307
                                                                                       --------
                                                                                          4,738
                                                                                       --------
            REITs - SPECIALIZED (0.7%)
      500   Health Care Property Investors, Inc.               5.63      2/28/2013          531
      680   Health Care Property Investors, Inc.               5.65     12/15/2013          745
                                                                                       --------
                                                                                          1,276
                                                                                       --------
            Total Financials                                                             35,663
                                                                                       --------
            HEALTH CARE (1.3%)
            ------------------
            HEALTH CARE FACILITIES (1.3%)
    2,500   HCA, Inc.(d)                                       1.50(c)  11/17/2012        2,413
                                                                                       --------
            INDUSTRIALS (0.8%)
            ------------------
            OFFICE SERVICES & SUPPLIES (0.8%)
    1,315   Avery Dennison Corp.                               4.88      1/15/2013        1,379
                                                                                       --------
            INFORMATION TECHNOLOGY (0.6%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
    1,110   Computer Sciences Corp.                            5.00      2/15/2013        1,167
                                                                                       --------
            MATERIALS (4.0%)
            ----------------
            CONSTRUCTION MATERIALS (1.2%)
    2,000   Lafarge North America, Inc.                        6.88      7/15/2013        2,150
       52   Vulcan Materials Co.                               6.30      6/15/2013           55
                                                                                       --------
                                                                                          2,205
                                                                                       --------
            DIVERSIFIED CHEMICALS (0.4%)
      630   Dow Chemical Co.                                   6.00     10/01/2012          668
                                                                                       --------
            INDUSTRIAL GASES (1.1%)
    2,000   Airgas, Inc.                                       2.85     10/01/2013        2,052
                                                                                       --------
            STEEL (1.3%)
    2,300   ArcelorMittal                                      5.38      6/01/2013        2,450
                                                                                       --------
            Total Materials                                                               7,375
                                                                                       --------
            MUNICIPAL BONDS (0.5%)
            ----------------------
            AIRPORT/PORT (0.5%)
    1,000   Chicago Midway Airport(b)                          3.53      1/01/2041        1,010
                                                                                       --------
            TELECOMMUNICATION SERVICES (1.1%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    2,000   Crown Castle Operating Co.(d),(e)                  1.75(c)   3/05/2014        1,982
                                                                                       --------
            UTILITIES (3.6%)
            ----------------
            ELECTRIC UTILITIES (1.8%)
      455   DPL, Inc.                                          6.88      9/01/2011          459

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
   $1,000   Entergy New Orleans, Inc.                          5.25%     8/01/2013     $  1,054
      532   FPL Group Capital, Inc.                            2.55     11/15/2013          544
      500   Nevada Power Co.                                   6.50      4/15/2012          522
      700   PPL Energy Supply, LLC                             6.40     11/01/2011          713
                                                                                       --------
                                                                                          3,292
                                                                                       --------
            GAS UTILITIES (0.6%)
    1,000   Atmos Energy Corp.                                 5.13      1/15/2013        1,055
                                                                                       --------
            MULTI-UTILITIES (1.2%)
    2,300   Sempra Energy                                      2.00      3/15/2014        2,323
                                                                                       --------
            Total Utilities                                                               6,670
                                                                                       --------
            Total Corporate Obligations (cost: $71,778)                                  72,005
                                                                                       --------

            EURODOLLAR AND YANKEE OBLIGATIONS (8.4%)

            FINANCIALS (6.3%)
            -----------------
            DIVERSIFIED BANKS (4.1%)
    1,000   Anz National International Ltd.(a)                 2.38     12/21/2012        1,016
    1,500   Bank of Tokyo-Mitsubishi, Ltd.(a)                  2.60      1/22/2013        1,531
    1,500   Groupe BPCE S.A.(a)                                2.02(c)   2/07/2014        1,511
    1,500   Westpac Banking Corp.                              2.10      8/02/2013        1,520
    2,000   Westpac Banking Corp.(a)                           0.98(c)   3/31/2014        2,004
                                                                                       --------
                                                                                          7,582
                                                                                       --------
            LIFE & HEALTH INSURANCE (0.6%)
    1,000   Met Life Global Funding I(a)                       1.04(c)   1/10/2014        1,000
                                                                                       --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
    2,000   ING Bank N.V.(a)                                   1.30(c)   3/15/2013        2,005
      300   ING Bank N.V.(a)                                   1.60(c)  10/18/2013          303
      700   Santander U.S. Debt S.A.(a)                        2.49      1/18/2013          693
                                                                                       --------
                                                                                          3,001
                                                                                       --------
            Total Financials                                                             11,583
                                                                                       --------
            MATERIALS (1.9%)
            ----------------
            CONSTRUCTION MATERIALS (0.1%)
      227   CRH America, Inc.                                  5.63      9/30/2011          230
                                                                                       --------
            DIVERSIFIED METALS & MINING (0.7%)
    1,250   Anglo American Capital(a)                          2.15      9/27/2013        1,267
                                                                                       --------
            METAL & GLASS CONTAINERS (1.1%)
    1,955   Rexam plc(a)                                       6.75      6/01/2013        2,125
                                                                                       --------
            Total Materials                                                               3,622
                                                                                       --------

================================================================================

12  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   $  300   Telecom Italia Capital                             5.25%    11/15/2013     $    315
                                                                                       --------
            Total Eurodollar and Yankee Obligations
              (cost: $15,476)                                                            15,520
                                                                                       --------
            ASSET-BACKED SECURITIES (11.5%)

            FINANCIALS (11.5%)
            ------------------
            ASSET-BACKED FINANCING (11.5%)
      277   AESOP Funding II, LLC(a)                           0.33(c)   8/20/2013          273
      460   American Express Credit Account Master
              Trust(a)                                         0.47(c)   3/17/2014          460
      215   Americredit Prime Automobile Receivables
              Trust                                            5.35(c)   9/09/2013          217
    1,730   Arkle Finance Trust Ltd.(a)                        1.41(c)   5/17/2060        1,729
    3,500   Arran Residential Mortgages Funding plc            1.79(c)  11/19/2047        3,506
      500   Bank of America Credit Card Trust                  0.48(c)   6/15/2014          499
    1,000   Cabela's Credit Card Master Note Trust(a)          0.59(c)  10/15/2014          998
    1,500   Capital One Multi-Asset Execution Trust            0.49(c)  11/17/2014        1,494
      500   CIT Equipment Collateral(a)                        3.88      9/16/2013          515
    1,000   Citibank Credit Card Issuance Trust                6.30(c)   6/20/2014        1,049
      788   Citibank Credit Card Issuance Trust                0.60(c)   7/15/2014          785
      800   GE Equipment Midticket, LLC(a)                     0.94      7/14/2014          801
    1,000   Holmes Master Issuer plc(a)                        1.70(c)  10/15/2054        1,003
    1,000   MBNA Credit Card Master Note Trust                 0.61(c)   7/15/2015          995
    2,000   Permanent Master Issuer plc(a)                     1.68(c)   7/15/2042        2,006
      710   Santander Drive Auto Receivable Trust(a)           1.48      5/15/2017          711
    1,150   SLC Student Loan Trust                             0.40(c)   1/15/2019        1,126
    1,500   Volvo Financial Equipment, LLC(a)                  2.99      5/15/2017        1,518
    1,500   World Omni Auto Receivables Trust                  1.91      4/16/2016        1,515
                                                                                       --------
            Total Financials                                                             21,200
                                                                                       --------
            Total Asset-Backed Securities (cost: $21,112)                                21,200
                                                                                       --------
            COMMERCIAL MORTGAGE SECURITIES (5.3%)

            FINANCIALS (5.3%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (5.3%)
      619   Banc of America Commercial Mortgage, Inc.          4.50      7/10/2043          625
    1,516   Banc of America Commercial Mortgage, Inc.          4.78      7/10/2043        1,542
       49   Banc of America Commercial Mortgage, Inc.          4.76      7/10/2045           49
      279   Citigroup Deutsche Bank Commercial Mortgage
              Trust                                            5.27      7/15/2044          284
    1,735   GE Capital Commercial Mortgage Corp.               5.33     11/10/2045        1,782
       48   GMAC Commercial Mortgage Securities, Inc.          6.70      4/15/2034           48
    1,100   LB-UBS Commercial Mortgage Trust                   4.57      1/15/2031        1,162
      107   LB-UBS Commercial Mortgage Trust                   5.39      2/15/2040          108
    2,090   Merrill Lynch Mortgage Trust                       5.61      5/12/2039        2,136

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
   $  394   Morgan Stanley Capital I, Inc.                     5.28%    12/15/2043     $    397
      676   Morgan Stanley Capital I, Inc.                     5.62      7/12/2044          677
      466   Morgan Stanley Capital I, Inc.                     4.51      7/15/2056          485
      430   Wachovia Bank Commercial Mortgage Trust(a)         4.24     10/15/2035          433
                                                                                       --------
            Total Financials                                                              9,728
                                                                                       --------
            Total Commercial Mortgage Securities
              (cost: $9,694)                                                              9,728
                                                                                       --------
            MUNICIPAL BONDS (23.4%)

            AIRPORT/PORT (1.7%)
    1,500   Greater Orlando Aviation Auth.                     4.50     10/01/2013        1,602
    1,500   Houston Airport System(e)                          5.00      7/01/2013        1,600
                                                                                       --------
                                                                                          3,202
                                                                                       --------
            EDUCATION (1.7%)
    2,000   New Jersey EDA                                     2.14      9/01/2012        2,022
    1,000   New Jersey EDA                                     3.10      9/01/2013        1,031
                                                                                       --------
            Total Education                                                               3,053
                                                                                       --------
            ELECTRIC UTILITIES (3.5%)
    2,300   Air Quality Dev. Auth.                             2.25(c)  12/01/2023        2,328
    1,000   Delaware State EDA(b)                              2.30(c)   7/01/2028        1,008
    1,000   Mississippi Business Finance Corp.                 2.25(c)  12/01/2040        1,008
    1,000   Navajo County                                      5.50(c)   6/01/2034        1,075
      500   West Virginia EDA                                  4.85(c)   5/01/2019          531
      500   West Virginia EDA                                  2.00(c)   1/01/2041          506
                                                                                       --------
                                                                                          6,456
                                                                                       --------
            ELECTRIC/GAS UTILITIES (1.4%)
    1,000   San Antonio Electric and Gas Systems               1.15(c)  12/01/2027        1,007
    1,500   South Carolina Public Service Auth.                0.89(c)   6/02/2014        1,500
                                                                                       --------
                                                                                          2,507
                                                                                       --------
            ENVIRONMENTAL & FACILITIES SERVICES (6.4%)
    1,500   California Pollution Control Financing Auth.       1.63(c)   8/01/2023        1,500
    1,000   Indiana State Finance Auth.                        1.25(c)   5/01/2034        1,000
    2,000   Maricopa County IDA                                2.65(c)  12/01/2031        2,003
      750   Miami-Dade County                                  1.25(c)   9/01/2027          751
    1,500   New Jersey EDA                                     2.20     11/01/2013        1,510
    3,000   Pennsylvania Economic Dev. Financing Auth.         1.70(c)   4/01/2019        3,000
    2,000   South Carolina Jobs EDA                            2.25(c)  11/01/2016        2,004
                                                                                       --------
                                                                                         11,768
                                                                                       --------
            GENERAL OBLIGATION (2.7%)
      700   Andrews County                                     2.38      8/15/2012          703
    1,500   Merrimack County                                   2.30     12/30/2011        1,508
    2,800   Newark                                             3.70      2/08/2012        2,813
                                                                                       --------
                                                                                          5,024
                                                                                       --------

================================================================================

14  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
            INTEGRATED OIL & GAS (0.8%)
   $1,500   Whiting Environmental Facilities                   2.80%(c)  6/01/2044     $  1,533
                                                                                       --------
            MULTI-UTILITIES (1.0%)
    1,750   Louisville/Jefferson County Metro Government       1.90(c)   6/01/2033        1,758
                                                                                       --------
            PAPER PRODUCTS (1.2%)
    1,500   Bay County                                         5.10      9/01/2012        1,552
      660   Savannah EDA                                       5.10      8/01/2014          698
                                                                                       --------
            Total Paper Products                                                          2,250
                                                                                       --------
            TOLL ROADS (2.5%)
    2,500   North Texas Tollway Auth.                          2.31      9/01/2013        2,539
    2,000   North Texas Tollway Auth.                          2.44      9/01/2013        2,040
                                                                                       --------
                                                                                          4,579
                                                                                       --------
            WATER/SEWER UTILITY (0.5%)
    1,000   Renewable Water Resources                          1.99      1/01/2012        1,005
                                                                                       --------
            Total Municipal Bonds (cost: $42,782)                                        43,135
                                                                                       --------
            MONEY MARKET INSTRUMENTS (14.0%)

            VARIABLE-RATE DEMAND NOTES (12.2%)

            CONSUMER DISCRETIONARY (3.4%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.5%)
      965   Athens-Clarke County (LOC - SunTrust Bank)         0.88     12/01/2024          965
                                                                                       --------
            HOME IMPROVEMENT RETAIL (2.9%)
    5,350   Savannah EDA (LOC - SunTrust Bank)                 0.58      8/01/2025        5,350
                                                                                       --------
            Total Consumer Discretionary                                                  6,315
                                                                                       --------
            CONSUMER STAPLES (1.5%)
            -----------------------
            PACKAGED FOODS & MEAT (1.5%)
    2,700   South Carolina Jobs EDA (LOC - California
               Bank & Trust)(b)                                1.59     12/01/2029        2,700
                                                                                       --------
            INDUSTRIALS (2.9%)
            ------------------
            AIRPORT SERVICES (2.2%)
    4,000   Metropolitan Nashville Airport Auth.
               (LOC - Regions Bank)(b)                         2.10      4/01/2030        4,000
                                                                                       --------
            COMMERCIAL PRINTING (0.7%)
    1,245   Chester County IDA (NBGA)                          1.53     12/01/2020        1,245
                                                                                       --------
            Total Industrials                                                             5,245
                                                                                       --------
            MUNICIPAL BONDS (4.4%)
            ----------------------
            GENERAL OBLIGATION (3.6%)
    6,600   Illinois State (LIQ)                               3.10     10/01/2033        6,600
                                                                                       --------

================================================================================

                                                 PORTFOLIO OF INVESTMENTS  |  15

================================================================================

-----------------------------------------------------------------------------------------------
PRINCIPAL                                                                                MARKET
AMOUNT                                                        COUPON                      VALUE
(000)       SECURITY                                           RATE      MATURITY         (000)
-----------------------------------------------------------------------------------------------
            HOSPITAL (0.4%)
   $  800   Albany IDA (LOC - RBS Citizens, N.A.)              0.86%     5/01/2035     $    800
                                                                                       --------
            NURSING/CCRC (0.4%)
      765   Wisconsin State Health and
              Educational Facilities Auth.
              (LOC - M&I Marshall & Ilsley Bank)               1.13      8/15/2030          765
                                                                                       --------
            Total Municipal Bonds                                                         8,165
                                                                                       --------
            Total Variable-Rate Demand Notes                                             22,425
                                                                                       --------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (1.8%)
3,406,120   State Street Institutional Liquid Reserve Fund, 0.15%(f)                      3,406
                                                                                       --------
            Total Money Market Instruments (cost: $25,831)                               25,831
                                                                                       --------

            TOTAL INVESTMENTS (COST: $186,673)                                         $187,419
                                                                                       ========

-----------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------

                                        (LEVEL 1)         (LEVEL 2)     (LEVEL 3)
                                    QUOTED PRICES OTHER SIGNIFICANT   SIGNIFICANT
                                IN ACTIVE MARKETS        OBSERVABLE  UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS            INPUTS        INPUTS         TOTAL
-----------------------------------------------------------------------------------------------
Corporate Obligations                      $    -          $ 72,005            $-      $ 72,005
Eurodollar and Yankee
 Obligations                                    -            15,520             -        15,520
Asset-Backed Securities                         -            21,200             -        21,200
Commercial Mortgage
 Securities                                     -             9,728             -         9,728
Municipal Bonds                                 -            43,135             -        43,135
Money Market Instruments:
 Variable-Rate Demand Notes                     -            22,425             -        22,425
 Money Market Funds                         3,406                 -             -         3,406
-----------------------------------------------------------------------------------------------
Total                                      $3,406          $184,013            $-      $187,419
-----------------------------------------------------------------------------------------------

For the period of January 1, 2011, through June 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

16  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.4% of net assets at June 30, 2011.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The stated final maturity of such securities represents when the final principal payment will be made. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  17

================================================================================

    maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA       Economic Development Authority

    IDA       Industrial Development Authority/Agency

    REIT      Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from DEPFA Bank, plc.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from First Horizon National Corp.

================================================================================

18  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) At June 30, 2011, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2011.

    (d) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (e) At June 30, 2011, the aggregate market value of securities purchased on a delayed delivery basis was $3,582,000, which included when-issued securities of $1,600,000.

    (f) Rate represents the money market fund annualized seven-day yield at June 30, 2011.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $186,673)         $187,419
  Receivables:
    Capital shares sold                                                      799
    USAA Investment Management Company (Note 5C)                              29
    Interest                                                               1,170
    Securities sold                                                           76
                                                                        --------
      Total assets                                                       189,493
                                                                        --------
LIABILITIES
  Payables:
    Securities purchased                                                   4,577
    Capital shares redeemed                                                  265
    Dividends on capital shares                                               33
  Accrued management fees                                                     36
  Accrued transfer agent's fees                                                4
  Other accrued expenses and payables                                         48
                                                                        --------
      Total liabilities                                                    4,963
                                                                        --------
        Net assets applicable to capital shares outstanding             $184,530
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $183,729
  Accumulated net realized gain on investments                                55
  Net unrealized appreciation of investments                                 746
                                                                        --------
        Net assets applicable to capital shares outstanding             $184,530
                                                                        ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                              18,397
                                                                        ========
  Net asset value, redemption price, and offering price per share       $  10.03
                                                                        ========

See accompanying notes to financial statements.

================================================================================

20  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income (net of taxes withheld of $2)                           $1,382
                                                                          ------
EXPENSES
  Management fees                                                            165
  Administration and servicing fees                                          103
  Transfer agent's fees                                                       66
  Custody and accounting fees                                                 28
  Postage                                                                      2
  Shareholder reporting fees                                                  10
  Trustees' fees                                                               7
  Registration fees                                                           25
  Professional fees                                                           30
  Other                                                                        5
                                                                          ------
        Total expenses                                                       441
  Expenses reimbursed                                                        (29)
                                                                          ------
        Net expenses                                                         412
                                                                          ------
NET INVESTMENT INCOME                                                        970
                                                                          ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

  Net realized gain                                                           55
  Change in net unrealized appreciation/depreciation                         878
                                                                          ------
        Net realized and unrealized gain                                     933
                                                                          ------
  Increase in net assets resulting from operations                        $1,903
                                                                          ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2011 (unaudited), and period ended December 31, 2010

--------------------------------------------------------------------------------

                                                                6/30/2011     12/31/2010*
-----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $    970         $   103
  Net realized gain on investments                                     55               -
  Change in net unrealized appreciation/depreciation
    of investments                                                    878            (132)
                                                                 ------------------------
    Increase (decrease) in net assets resulting from
      operations                                                    1,903             (29)
                                                                 ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (970)           (103)
                                                                 ------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                       150,836          87,758
  Reinvested dividends                                                781              52
  Cost of shares redeemed                                         (50,732)         (4,966)
                                                                 ------------------------
    Increase in net assets from capital share transactions        100,885          82,844
                                                                 ------------------------
  Net increase in net assets                                      101,818          82,712

NET ASSETS
  Beginning of period                                              82,712               -
                                                                 ------------------------
  End of period                                                  $184,530         $82,712
                                                                 ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      15,094           8,792
  Shares issued for dividends reinvested                               78               5
  Shares redeemed                                                  (5,074)           (498)
                                                                 ------------------------
    Increase in shares outstanding                                 10,098           8,299
                                                                 ========================

* Fund commenced operations on October 18, 2010.

See accompanying notes to financial statements.

================================================================================

22  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value
        (NAV) at the end of each business day.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

24  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all bonds, valued based on methods discussed in Note 1A1, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    makes such purchases while remaining substantially fully invested. As of June 30, 2011, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $3,577,000, which included when-issued securities of $1,589,000.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

26  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2011, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2011, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Manager has reviewed all open tax periods and concluded that there was no impact to the Fund's net assets or results of operations. Tax period ended December 31, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended June 30, 2011, were $111,770,000 and $20,738,000, respectively.

As of June 30, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2011, for federal income tax purposes, were $856,000 and $110,000, respectively, resulting in net unrealized appreciation of $746,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. The Fund's base is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    Beginning with the month ending November 30, 2011, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Ultra Short Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Ultra Short Obligation Funds category. The base fee will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper Index over the performance period. For the month ended November 30, 2011, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period for the Fund will consist

================================================================================

28  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
 0.20% to 0.50%                     0.04%
 0.51% to 1.00%                     0.05%
 1.01% and greater                  0.06%

 (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Ultra Short Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended June 30, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $165,000. For the six-month period ended June 30, 2011, the Fund did not incur any performance adjustment.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended June 30, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $103,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2011, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2012, to limit the annual expenses of the Fund to 0.60% of its average annual net assets, before reductions of any expenses paid indirectly and excluding extraordinary expenses, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through May 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2011, the Fund incurred reimbursable expenses of $29,000, all of which was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $66,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

30  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June 30, 2011, USAA and its affiliates owned 2,500,000 shares (13.6%) of the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended June 30, 2011, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                  COST TO                NET REALIZED
     SELLER               PURCHASER              PURCHASER          GAIN (LOSS) TO SELLER
-----------------------------------------------------------------------------------------
USAA Income Fund    USAA Ultra Short-Term
                     Bond Fund                  $1,462,000                 $ 9,000
USAA Short-Term     USAA Ultra Short-Term
 Bond Fund           Bond Fund                     519,000                  19,000

(8) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         SIX-MONTH
                                                        PERIOD ENDED         PERIOD ENDED
                                                          JUNE 30,           DECEMBER 31,
                                                            2011               2010***
                                                        ---------------------------------
Net asset value at beginning of period                  $   9.97               $ 10.00
                                                        ------------------------------
Income (loss) from investment operations:
 Net investment income                                       .07                   .03(a)
 Net realized and unrealized gain (loss)                     .06                  (.04)(a)
                                                        ------------------------------
Total from investment operations                             .13                  (.01)(a)
                                                        ------------------------------
Less distributions from:
 Net investment income                                      (.07)                 (.02)
                                                        ------------------------------
Net asset value at end of period                        $  10.03               $  9.97
                                                        ==============================
Total return (%)*                                           1.30                  (.10)
Net assets at end of period (000)                       $184,530               $82,712
Ratios to average net assets:**
 Expenses (%)(b),(c)                                         .60                   .60
 Expenses, excluding reimbursements (%)(b),(c)               .64                  1.13
 Net investment income (%)(c)                               1.41                  1.06
Portfolio turnover (%)                                        19                     1

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2011, average net assets were
    $139,137,000.
*** Fund commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. This ratio is not necessarily indicative of 12 months of operations.

================================================================================

32  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 31, 2011, through June 30, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  33

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                   BEGINNING           ENDING           DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE      JANUARY 1, 2011 -
                                JANUARY 1, 2011     JUNE 30, 2011        JUNE 30, 2011
                                --------------------------------------------------------
Actual                             $1,000.00          $1,013.00              $2.99

Hypothetical
 (5% return before expenses)        1,000.00           1,021.82               3.01

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.30% for the period of January 1, 2011, through June 30, 2011.

================================================================================

34  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

ADVISORY AGREEMENT

June 30, 2011 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 26, 2011, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is

================================================================================

                                                        ADVISORY AGREEMENT |  35

================================================================================

given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the proposed Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment

================================================================================

36  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the other funds in the Trust, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and anticipated total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the

================================================================================

                                                        ADVISORY AGREEMENT |  37

================================================================================

effects of any performance adjustment as well as any fee waivers or reimbursements - was below the median of its expense group and its expense universe.

The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Board also took into account the Manager's current voluntary undertakings to maintain expense limitations for the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and its Lipper index for the period since inception on October 18, 2010 through December 31, 2010. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the period since inception through December 31, 2010. The Board took into account management's discussion of the Fund's performance, including the fact that the Fund recently commenced operations and has a limited performance history.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin for the Manager's business as a whole. The Board also considered profitability

================================================================================

38  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager has reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's current Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in view of the Fund's limited performance history; (iv) the Fund's advisory expenses are reasonable in relation to the services to be provided by the Manager;

================================================================================

                                                        ADVISORY AGREEMENT |  39

================================================================================

and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that the approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

40  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
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   94422-0811                                (C)2011, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2011

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/26/2011
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.